Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheets Parenthetical
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000